Inventory - Additional Information (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Inventory [Line Items]
Cost of inventories recognised as an expense during period	$ 8,550,000	$ 820,000
Raw Materials [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period	552,429	53,764
Finished Goods [Member]
Inventory [Line Items]
Cost of inventories recognised as an expense during period	$ 2,316,936	$ 4,360